OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of equipment
Inventory balance at the beginning of the year	$ (21,605)	$ (20,858)	$ (36,404)
Plus:
Purchases	(133,824)	(117,503)	(119,827)
Others	11,455	9,196	8,222
Less:
Inventory balance at the end of the year	32,896	21,605	20,858
Cost of equipment	$ (111,078)	$ (107,560)	$ (127,151)